Schedule of cash and cash equivalents (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
Savings accounts	$ 8,996,158	$ 70,019,797		$ 54,496,479
Current accounts	5,866,579	45,661,343		62,131,411
Time deposit	4,041,432	31,455,679
Cash on hand	74,301	578,306		708,120
Cash and cash equivalents	$ 18,978,470	$ 147,715,125	$ 15,075,355	$ 117,336,010	$ 146,213,744	$ 196,296,774